UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Intermediate Bond Fund
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)

New York--91.3%
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,890,198
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,974,367
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
FGIC)	4.50	9/1/18	1,110,000	1,143,189
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	745,000	748,062
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,059,336
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,113,541
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	740,000	742,361
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,162,726
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	825,000	826,939
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,226,507
Erie County,
Public Improvement (Insured;
MBIA)	5.25	4/1/18	2,000,000	2,144,580
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,794,010
Hempstead Town Industrial

Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	6,070,020
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	5.50	5/1/09	780,000	780,733
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,355,700
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.31	9/1/15	2,000,000 a	1,995,840
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 b	1,940,587
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 b	4,073,495
Nassau County,
General Improvement (Insured;
FSA)	5.75	3/1/10	4,955,000 b	5,209,340
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 b	4,244,280
New York City	5.00	11/1/12	2,000,000	2,113,640
New York City	5.25	8/1/17	2,295,000	2,450,050
New York City	5.25	10/15/19	5,000,000	5,253,050
New York City	5.00	4/1/20	3,500,000	3,632,895
New York City	5.00	8/1/20	2,000,000	2,078,740
New York City	5.25	10/15/22	2,000,000	2,089,720
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,545,468
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,573,219
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.10	5/1/08	500,000	504,755
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.25	5/1/08	555,000 b	571,661
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.30	5/1/08	585,000 b	602,749
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation

Project)	5.00	7/1/12	1,460,000	1,540,913
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.25	7/1/15	1,640,000	1,762,951
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,921,797
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,869,515
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,795,250
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	2,780,000	2,847,415
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,159,200
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	3,020,600
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,811,050
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	3,000,000	3,142,740
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	5/15/09	3,000,000 b	3,109,230
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 b	2,239,002
New York Convention Center
Development Corporation,

Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,634,016
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,042,700
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000	5,725,236
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,735,000	2,971,468
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	4,041,131
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,904,741
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,050,820
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,107,280
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,034,160
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,521,021
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,760,519
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 b	2,495,393
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	415,000 b	449,279
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	31,754

New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	695,000	697,405
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,001,990
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,428,610
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,539,900
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,980,342
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,171,909
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,455,459
New York State Dormitory
Authority, Revenue (North
Shore Long Island Jewish Group)	5.00	5/1/18	3,280,000	3,378,400
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,162,458
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,040,888
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,064,880
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,793,701
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,259,236
New York State Dormitory
Authority, Revenue (Schools
Program)	5.25	7/1/11	1,435,000	1,487,291
New York State Dormitory
Authority, Revenue (Schools
Program) (Insured; MBIA)	5.25	7/1/10	1,670,000	1,730,705

New York State Dormitory
Authority, Revenue (State
University Educational
Facility) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,645,425
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,117,420
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 b	5,406,800
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Insured; FSA)	5.00	3/15/21	5,000,000	5,202,350
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	4.45	7/1/09	2,000,000	1,982,380
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	974,230
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	1,450,000	1,457,642
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,660,000	1,659,070
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,527,127
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,482,530
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,323,797
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 b	2,124,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.00	4/1/18	5,000,000 c,d	5,278,625
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,798,885
Niagara County Industrial

Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	1,350,000	1,371,398
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,392,448
Niagara Falls City School
District, COP (High School
Facility) (Insured; MBIA)	5.63	6/15/13	2,045,000	2,244,408
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,254,450
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.25	1/1/17	755,000	760,504
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.30	1/1/18	845,000	847,248
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,478,600
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,013,060
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,814,330
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,175,980
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	4,450,000	4,764,482
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA)	5.13	1/1/14	3,000,000 b	3,227,850
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Company
Project)	5.50	7/1/09	2,650,000	2,673,532
Westchester Tobacco Asset

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,465,000	2,325,974
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 b	2,187,796
U.S. Related--4.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 b	2,115,560
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 b	3,173,340
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,007,190
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,500,000	1,379,130
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,295,015
Total Long-Term Municipal Investments
(cost $253,171,649)				257,576,789
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.8%	Rate (%)	Date	Amount ($)	Value ($)

New York;
Nassau County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Cold Spring Harbor Laboratory
Project) (Liquidity Facility;
JPMorgan Chase Bank)	3.96	9/1/07	500,000 e	500,000
New York City,
GO (LOC; Bank of America)	3.90	9/1/07	1,300,000 e	1,300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	3.85	9/1/07	1,000,000 e	1,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.94	9/1/07	5,300,000 e	5,300,000
Niagara County Industrial

Development Agency, Civic
Facility Revenue (Niagara
University Project) (Insured;
Radian Group and Liquidity
Facility; HSBC Bank USA)	6.00	9/7/07	2,000,000 e	2,000,000
Total Short-Term Municipal Investments
(cost $10,100,000)				10,100,000

Total Investments (cost $263,271,649)	99.6%	267,676,789
Cash and Receivables (Net)	.4%	1,112,937
Net Assets	100.0%	268,789,726

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, this security amounted to $5,278,625 or 2.0% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)